Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
STMicroelectronics, Inc. 401(k) Savings Plan

Schedule H, line 4i – Schedule of Assets (Held at End of Year)

		EIN: 04-2495946
As of December 31, 2025		Plan Number: 001
(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value

Mutual Funds
*	Fidelity 500 Index Fund	Mutual Fund	**	$96,379,933
*	Fidelity Contrafund – Class K6	Mutual Fund	**	85,461,899
	Vanguard Growth Index Fund Institutional Shares	Mutual Fund	**	47,443,246
*	Fidelity Freedom 2035 Fund – Class K6	Mutual Fund	**	36,598,668
*	Fidelity Freedom 2030 Fund – Class K6	Mutual Fund	**	30,524,367
*	Fidelity Freedom 2040 Fund – Class K6	Mutual Fund	**	29,790,391
	Harbor Capital Appreciation Fund Institutional Class	Mutual Fund	**	18,673,363
	Vanguard Mid-Cap Index Fund Institutional Shares	Mutual Fund	**	17,535,048
*	Fidelity Freedom 2025 Fund – Class K6	Mutual Fund	**	15,850,588
*	Fidelity Freedom 2045 Fund – Class K6	Mutual Fund	**	15,587,468
	Vanguard Value Index Fund Institutional Shares	Mutual Fund	**	15,399,726
*	Fidelity U.S. Bond Index Fund	Mutual Fund	**	11,749,470
*	Fidelity International Index Fund	Mutual Fund	**	11,408,014
*	Fidelity Freedom 2050 Fund – Class K6	Mutual Fund	**	10,974,445
*	Fidelity Total Bond Fund - Class K6	Mutual Fund	**	10,922,543
*	Fidelity Balanced Fund - Class K6	Mutual Fund	**	10,167,553
*	Fidelity Puritan Fund - Class K6	Mutual Fund	**	9,630,779
*	Fidelity Mid-Cap Stock Fund - Class K6	Mutual Fund	**	7,616,012
*	Fidelity Emerging Markets Fund - Class K	Mutual Fund	**	6,431,087
*	Fidelity Low-Priced Stock Fund - Class K6	Mutual Fund	**	6,429,321
	MainStay MacKay High Yield Corporate Bond Fund Class R6	Mutual Fund	**	5,725,975
*	Fidelity Freedom 2055 Fund – Class K6	Mutual Fund	**	5,613,893
	Vanguard Small-Cap Index Fund Admiral Shares	Mutual Fund	**	4,119,870
	Cohen & Steers Institutional Realty Shares	Mutual Fund	**	4,011,189
*	Fidelity Freedom 2020 Fund – Class K6	Mutual Fund	**	3,774,439
	PIMCO Real Return Fund Institutional Class	Mutual Fund	**	3,318,969
*	Fidelity Freedom 2015 Fund – Class K6	Mutual Fund	**	3,247,486
*	Fidelity Freedom 2060 Fund – Class K6	Mutual Fund	**	2,946,554
	MFS International Diversification Fund Class R6	Mutual Fund	**	2,125,934
*	Fidelity Freedom 2065 Fund – Class K6	Mutual Fund	**	1,172,587
*	Fidelity Freedom 2010 Fund – Class K6	Mutual Fund	**	997,097
	Wasatch Core Growth Fund Institutional Class Shares	Mutual Fund	**	828,175
*	Fidelity Freedom Income Fund – Class K6	Mutual Fund	**	699,620
	Allspring Special Small Cap Value Fund - Class R6	Mutual Fund	**	458,741

				533,614,450

*	Fidelity Investments Money Market Government Portfolio – Institutional Class	Money Market Fund	**	33,201,277
*	STMicroelectronics N.V. Stock Fund:
	STMicroelectronics N.V. Common Stock Shares	Common Stock	**	7,342,862
	Fidelity Investments Money Market Treasury Portfolio	Money Market Fund	**	229,814
*	BrokerageLink	Participant-Directed Brokerage Account	**	22,423,772
	Columbia Trust Dividend Income Fund Institutional Class 300	Common Collective Trust	**	8,122,031

	Total investments			$604,934,206
*	Participant loans	Interest rates from 3.25% to 8.50%, maturing through 2030 and collateralized by the participant's account balance	-	1,617,395

	Total			$606,551,601

* A party-in-interest as defined by ERISA.
** Cost is not required for participant-directed investments.